SCHEDULE OF SHARE OPTIONS ACTIVITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Options Outstanding, Beginning balance	637,500	637,500
Weighted Average Exercise Price, Beginning balance	$ 11.00	$ 11.00
Aggregate Intrinsic Value, Beginning balance
Options Outstanding, Granted			637,500
Weighted Average Exercise Price, Granted			$ 11.00
Weighted Average Remaining Contractual Life, Granted			8 years 9 months 18 days
Options Outstanding, Exercised	(437,500)
Weighted Average Exercise Price, Exercised
Options Outstanding, Forfeited
Weighted Average Exercise Price, Forfeited
Weighted Average Remaining Contractual Life Outstanding	5 years 9 months 18 days	6 years 9 months 18 days	7 years 9 months 18 days
Options Outstanding, Vested	200,000
Weighted Average Exercise Price, Vested	$ 11.00
Weighted Average Remaining Contractual Life, Vested	5 years 9 months 18 days
Aggregate Intrinsic Value, Vested
Options Outstanding, Ending balance	200,000	637,500	637,500
Weighted Average Exercise Price, Ending balance	$ 11.00	$ 11.00	$ 11.00
Aggregate Intrinsic Vale, Ending balance